Mar. 01, 2021
DECEMBER 1, 2021SUPPLEMENT TOHARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2021, AS SUPPLEMENTED THROUGH NOVEMBER 23, 2021This Supplement contains new and additional information regarding Hartford Schroders Securitized Income Fund and should be read in connection with your Statutory Prospectus.The following changes are being made with respect to Hartford Schroders Securitized Income Fund (the “Fund”) effective on the dates shown below: (1) the Fund’s contractual investment management fee is being reduced and certain revisions are being made to the expense reimbursement arrangements for the Fund; (2) the Fund’s principal investment strategy is being revised; and (3) the Fund’s benchmark is changing. Accordingly, the above referenced Statutory Prospectus is revised as follows on the dates noted below:(1) At a meeting held on November 2-4, 2021, the Board of Directors of The Hartford Mutual Funds II, Inc. approved a reduction to the contractual investment management fee schedule and changes to the expense reimbursement arrangements for the Fund effective December 1, 2021. Accordingly, effective immediately, under the heading “Hartford Schroders Securitized Income Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIYFSDRManagement fees0.40%0.40%0.40%0.40%0.40%0.40%Distribution and service (12b-1) fees0.25%1.00%NoneNoneNoneNoneTotal other expenses0.26%0.31%0.25%0.24%0.19%0.19%Interest expense0.00%0.00%0.00%0.00%0.00%0.00%Other expenses0.26%0.31%0.25%0.24%0.19%0.19%Acquired fund fees and expenses0.01%0.01%0.01%0.01%0.01%0.01%Total annual fund operating expenses0.92%1.72%0.66%0.65%0.60%0.60%Fee waiver and/or expense reimbursement0.06%0.01%0.05%0.09%0.14%0.14%Total annual fund operating expenses after fee waiver and/or expense reimbursement0.86%1.71%0.61%0.56%0.46%0.46%(2)“Management fees” have been restated to reflect current fees.(3)“Interest expense” has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements. For the most recent semi-annual period ended April 30, 2021, “Interest expense” related to the use of reverse repurchase agreements was equal to 0.27% of the Fund’s average net assets on an annualized basis.(4)“Other expenses” have been restated to reflect current expenses. “Other expenses” for Class A and Class Y have also been restated to reflect the estimated transfer agency fees for the current year.(5)“Acquired fund fees and expenses” have been restated to reflect current fees.(6)“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual and semi-annual reports in the financial highlights table for the applicable period, which reflects the operating expenses of the Fund, and does not include acquired fund fees and expenses or reflect the restated expenses.(7)Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.85% (Class A), 1.70% (Class C), 0.60% (Class I), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2023 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)•You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$385$579$788$1,392C$274$541$932$2,029I$62$206$363$818Y$57$199$353$802F$47$178$321$737SDR$47$178$321$737If you did not redeem your shares:C$174$541$932$2,029(2) Effective immediately, under the heading “Hartford Schroders Securitized Income Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the principal investment strategy is deleted in its entirety and replaced with the following:PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by investing in U.S. and foreign fixed and floating rate securitized credit instruments. Under normal market conditions, the Fund will invest at least 80% of its assets in such securitized credit instruments. Securitized credit instruments include commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), agency and non-agency residential mortgage-backed securities (“RMBS”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”), and uniform mortgage-backed securities (“UMBS”). Agency MBS and Agency CMBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund’s investments may include exposure to both senior and subordinated tranches of each of these types of securitized credit instruments.Although the Fund may invest in securities of any maturity or duration, the Fund expects to maintain a dollar weighted average duration of 3 years or less under normal market conditions. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure will incorporate a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk.The Fund may invest in mortgage-related high-yield instruments rated below investment grade (commonly referred to as “junk bonds”). The Fund may invest up to 25% of its net assets in non-U.S. securities, which may include non-U.S. dollar denominated foreign mortgage-related securities. Generally, a security is considered to be a U.S. or non-U.S. security based on the issuer’s “country of risk,” as determined by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), based on information provided by one or more third-party service providers. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and certain securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may invest in mortgage dollar rolls. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. The Fund may use forward currency contracts to hedge currency risk and may engage in repurchase agreement transactions.The Sub-Adviser uses a research oriented, value-driven approach to investment and seeks to diversify credit risk and access sectors with the strongest fundamentals over the course of a credit cycle. The Sub-Adviser seeks to add value at different points in the credit cycle by capitalizing on inefficiencies within and among the financing markets for assets, including cyclical opportunities, and opportunities driven by regulation. In general, the Fund seeks to benefit from various risk premiums found within the securitized debt markets, capturing value through security selection, sector rotation and issue specific selection. In addition, the Sub-Adviser integrates financially material environmental, social and governance (ESG) factors into its investment process. The Sub-Adviser evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which it views as important in its assessment of a company’s risk and potential for profitability.(3) Effective immediately, under the heading “Hartford Schroders Securitized Income Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, “Reverse Repurchase Agreements Risk” is deleted in its entirety.(4) Effective immediately, under the heading “Hartford Schroders Securitized Income Fund Summary Section – Past Performance” in the above referenced Statutory Prospectus, the following bullet point is added below the first paragraph:•Reflect the Fund’s performance when it pursued a modified investment strategy prior to December 1, 2021(5) Effective December 31, 2021, under the heading “Hartford Schroders Securitized Income Fund Summary Section – Past Performance – Average Annual Total Returns” in the above referenced Statutory Prospectus, the “Average Annual Total Returns” sub-section will be deleted in its entirety and replaced with the following:Average Annual Total Returns. Effective December 31, 2021, the Fund is changing its benchmark to the ICE BofA 1-3 Year U.S. Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index. The table below shows returns for the Fund over time compared to those of three broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Average annual total returns for periods ending December 31, 2020 (including sales charges)Share Classes1 YearSinceInception(2/28/2019)Class A - Return Before Taxes-2.33%-0.09%- Return After Taxes on Distributions-3.24%-1.04%- Return After Taxes on Distributions and Sale of Fund Shares-1.39%-0.47%Share Classes (Return Before Taxes)Class C-1.21%1.07%Class I0.73%1.62%Class Y0.71%1.63%Class F0.76%1.67%Class SDR0.70%1.65%ICE BofA 1-3 Year U.S. Corporate Index4.16%4.63%ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes)5.20%5.50%S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)3.12%4.03%*Class C shares commenced operations on February 28, 2020 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to Class C’s inception date has not been adjusted to reflect the operating expenses of Class C. If the performance were adjusted, it may have been higher or lower.**Effective December 31, 2021, the Fund is changing its benchmark to the ICE BofA 1-3 Year U.S. Corporate Index from the ICE BofA US ABS & CMBS Index and the S&P/LSTA Leveraged Loan Index. The Fund is changing its benchmark because the Fund’s Investment Manager believes the new benchmark’s duration profile and credit quality profile are more representative of the Fund’s investment strategy.